Financial Instruments - Balance Sheet Grouping - Footnotes (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		$ 24,175	$ 38,157
Selected financial liabilities	[1]	43,750	40,608
Other Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	[2]	567	587
Other Current Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		26	2
Other Current Assets [Member] | Currency swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		43	46
Other Current Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		497	538
Other Noncurrent Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	[3]	689	944
Other Noncurrent Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		599	835
Other Noncurrent Assets [Member] | Currency swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		36	89
Other Noncurrent Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		54	20
Other Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	[4]	443	645
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		1	5
Other Current Liabilities [Member] | Currency swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		300	560
Other Current Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		143	80
Other Noncurrent Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	[5]	1,222	1,064
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		147	134
Other Noncurrent Liabilities [Member] | Currency swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		$ 1,100	928
Other Noncurrent Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities			$ 1

[1]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 2% that use Level 1 inputs and money market funds measured at net asset value.
[2]	As of December 31, 2016, derivative instruments at fair value include interest rate swaps ($26 million), foreign currency swaps ($43 million) and foreign currency forward-exchange contracts ($497 million) and, as of December 31, 2015, include interest rate swaps ($2 million), foreign currency swaps ($46 million) and foreign currency forward-exchange contracts ($538 million).
[3]	As of December 31, 2016, derivative instruments at fair value include interest rate swaps ($599 million), foreign currency swaps ($36 million) and foreign currency forward-exchange contracts ($54 million) and, as of December 31, 2015, include interest rate swaps ($835 million), foreign currency swaps ($89 million) and foreign currency forward-exchange contracts ($20 million).
[4]	At December 31, 2016, derivative instruments at fair value include interest rate swaps ($1 million), foreign currency swaps ($300 million) and foreign currency forward-exchange contracts ($143 million) and, as of December 31, 2015, include interest rate swaps ($5 million), foreign currency swaps ($560 million) and foreign currency forward-exchange contracts ($80 million).
[5]	At December 31, 2016, derivative instruments at fair value include interest rate swaps ($147 million) and foreign currency swaps ($1.1 billion) and, as of December 31, 2015, include interest rate swaps ($134 million), foreign currency swaps ($928 million) and foreign currency forward-exchange contracts ($1 million).